PREPAYMENTS FOR LICENSED COPYRIGHTS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS FOR LICENSED COPYRIGHTS
Summary of prepayments for licensed copyrights

	December 31,	December 31,
	2023	2022
Prepayments for licensed copyrights	$—	$2,735,592